STOCK OPTIONS DURING THE PERIOD (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2010
Granted Stock Options			1,400,000
Granted Stock Options at Exercise Prices			$ 0.50
Granted Stock Options at Exercise Prices Per Share			$ 1.00
Recognition of a reversal in consulting expense	$ (4,442)	$ (25,604)